Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012 Class A Limited Partnership Units	Jan. 31, 2012 Class B Limited Partnership Units	Jan. 31, 2012 Legacy 1 Class Limited Partnership Units	Jan. 31, 2012 Legacy 2 Class Limited Partnership units	Jan. 31, 2012 Global Alternative Markets 1 Class Units	Jan. 31, 2012 Global Alternative Markets 2 Class Units	Jan. 31, 2012 Global Alternative Markets 3 Class Units
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		33,845.5	406,865.75	6,249.52	17,278.03	15,159.84	32,130.62	279,931.09
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $66,603,904 and $98,314,299, respectively)	$ 66,744,630	$ 98,441,357
Cash	27,781,186	6,757,371
Unrealized gain (loss) on open contracts, net	8,025,123	35,956,214
Total equity in brokers' trading accounts	102,550,939	141,154,942
Cash and cash equivalents	271,405,439	338,154,495
Securities owned, at fair value (cost $464,530,065 and $446,933,117, respectively)	464,744,436	447,426,370
Interest receivable	88,659	82,357
Total assets	838,789,473	926,818,164
Liabilities
Brokerage commission payable	4,866,939	5,622,480
Accrued incentive fees	381,337	9,372,262
Organization and offering costs payable	200,428	217,123
Accrued operating expenses	173,782	140,163
Pending partner additions	3,590,048	12,218,587
Redemptions payable	30,734,748	7,334,779
Total liabilities	39,947,282	34,905,394
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	798,842,191	891,912,770
Total liabilities and partners' capital (net asset value)	838,789,473	926,818,164
Class A
Partners' Capital (Net Asset Value)
General Partner	3,898,734	4,478,872
Limited Partners	41,622,105	60,086,201
Class B
Partners' Capital (Net Asset Value)
General Partner	469,305	542,672
Limited Partners	460,685,410	633,504,348
Legacy 1 Class
Partners' Capital (Net Asset Value)
General Partner	935,031	1,050,542
Limited Partners	4,753,458	6,055,220
Legacy 2 Class
Partners' Capital (Net Asset Value)
General Partner	903,063	1,019,793
Limited Partners	14,932,071	6,486,967
Global 1 Class
Partners' Capital (Net Asset Value)
General Partner	1,200,376	1,028,338
Limited Partners	12,255,712	9,975,048
Global 2 Class
Partners' Capital (Net Asset Value)
General Partner	1,710,523	1,155,098
Limited Partners	26,494,677	18,221,772
Global 3 Class
Partners' Capital (Net Asset Value)
General Partner	411,298	473,009
Limited Partners	$ 228,570,428	$ 147,834,890

Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in brokers' trading accounts: Securities owned, cost (in dollars)	$ 66,603,904	$ 98,314,299
Securities owned, cost (in dollars)	$ 464,530,065	$ 446,933,117
Class A
General partner, units outstanding	3,008.66	3,008.66
Limited partners, units outstanding	32,119.81	40,362.54
Class B
General partner, units outstanding	427.01	427.01
Limited partners, units outstanding	419,169.11	498,484.71
Legacy 1 Class
General partner, units outstanding	1,025	1,025
Limited partners, units outstanding	5,210.84	5,908
Legacy 2 Class
General partner, units outstanding	1,000	1,000
Limited partners, units outstanding	16,534.92	6,361.06
Global 1 Class
General partner, units outstanding	1,372.89	1,044.66
Limited partners, units outstanding	14,017.11	10,133.38
Global 2 Class
General partner, units outstanding	1,974.7	1,181.06
Limited partners, units outstanding	30,586.54	18,631.4
Global 3 Class
General partner, units outstanding	500	500
Limited partners, units outstanding	277,864.25	156,270.73

Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Bills in brokers' trading accounts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.35%	[1]	11.04%	[1]
Investments Owned, Face Value	$ 66,750,000	[1]	$ 98,450,000	[1]
Investments Owned, Rate of Return Range Minimum	0.10%	[1]	0.10%	[1]
Investments Owned, Rate of Return Range Maximum	0.30%	[1]	0.30%	[1]
Investments Owned, cost	66,603,904	[1]	98,314,299	[1]
Investments Owned, Fair Value	66,744,630	[1]	98,441,357	[1]
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,270,176)	[2]	49,414,083	[2]
Percent of Partners' Capital (net asset value)	(3.29%)	[2]	5.54%	[2]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,421,264)	[2]	46,331,192	[2]
Percent of Partners' Capital (net asset value)	(3.31%)	[2]	5.19%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,774,949	[2]	27,630,347	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	585,674	[2]	6,663,696	[2]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.75%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,033,683	[2]	9,558,662	[2]
Percent of Partners' Capital (net asset value)	0.13%	[2]	1.07%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(66,017)	[2]	2,655,082	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.30%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,516,424	[2]	277,176	[2]
Percent of Partners' Capital (net asset value)	0.19%	[2]	0.03%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(77,043)	[2]	787,250	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.09%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(556,221)	[2]	4,039,143	[2]
Percent of Partners' Capital (net asset value)	(0.07%)	[2]	0.45%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(23,739)	[2]	2,720,770	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.31%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	362,188	[2]	928,568	[2]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.10%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(29,196,213)	[2]	18,700,845	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	49,468	[2]	24,719	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(43,296)	[2]	509,737	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.06%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,769,880	[2]	2,243,690	[2]
Percent of Partners' Capital (net asset value)	0.47%	[2]	0.25%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(11,127,466)	[2]	8,937,572	[2]
Percent of Partners' Capital (net asset value)	(1.39%)	[2]	1.00%	[2]
Investments Owned, No. of Contracts	464	[2]	386	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(21,274,187)	[2]
Percent of Partners' Capital (net asset value)	(2.66%)	[2]
Investments Owned, No. of Contracts	2,355	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(753,673)	[2]	7,077,265	[2]
Percent of Partners' Capital (net asset value)	(0.09%)	[2]	0.79%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(29,165)	[2]	27,959	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	212,226	[2]	(120,097)	[2]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.01%)	[2]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	147,817	[2]	3,078,051	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.34%	[2]
Open long contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,271	[2]	4,840	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	34,295,299	[2]	(13,457,869)	[2]
Percent of Partners' Capital (net asset value)	4.29%	[2]	(1.51%)	[2]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	31,988,341	[2]	(13,408,775)	[2]
Percent of Partners' Capital (net asset value)	4.00%	[2]	(1.50%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,654,098	[2]	(598,727)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,895,802)	[2]	(377,927)	[2]
Percent of Partners' Capital (net asset value)	(0.24%)	[2]	(0.04%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,954,273	[2]	2,283,505	[2]
Percent of Partners' Capital (net asset value)	0.24%	[2]	0.26%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,482,748	[2]	(1,303,695)	[2]
Percent of Partners' Capital (net asset value)	0.31%	[2]	(0.15%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(762,104)	[2]	(418,671)	[2]
Percent of Partners' Capital (net asset value)	(0.10%)	[2]	(0.05%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(19,996)	[2]	(20,500)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	272,588	[2]	(616,704)	[2]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.07%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	654,538	[2]	(216,592)	[2]
Percent of Partners' Capital (net asset value)	0.08%	[2]	(0.02%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(32,147)	[2]	71,857	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	29,334,243	[2]	(12,810,048)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,768)	[2]	0	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	190,332	[2]	(17,165)	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(167,601)	[2]	(983,344)	[2]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	(0.11%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,698,821	[2]	(4,285,970)	[2]
Percent of Partners' Capital (net asset value)	1.09%	[2]	(0.48%)	[2]
Investments Owned, No. of Contracts	499	[2]	208	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	19,699,975	[2]
Percent of Partners' Capital (net asset value)	2.46%	[2]
Investments Owned, No. of Contracts	2,624	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	743,163	[2]	(7,672,518)	[2]
Percent of Partners' Capital (net asset value)	0.09%	[2]	(0.86%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	70,401	[2]	0	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	101,920	[2]	148,949	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.02%	[2]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,314,511	[2]	(39,629)	[2]
Percent of Partners' Capital (net asset value)	0.29%	[2]	0.00%	[2]
Open short contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,553)	[2]	(9,465)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,025,123	[2]	35,956,214	[2]
Percent of Partners' Capital (net asset value)	1.00%	[2]	4.03%	[2]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,567,077	[2]	32,922,417	[2]
Percent of Partners' Capital (net asset value)	0.69%	[2]	3.69%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,429,047	[2]	27,031,620	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,310,128)	[2]	6,285,769	[2]
Percent of Partners' Capital (net asset value)	(0.17%)	[2]	0.71%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,987,956	[2]	11,842,167	[2]
Percent of Partners' Capital (net asset value)	0.37%	[2]	1.33%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,416,731	[2]	1,351,387	[2]
Percent of Partners' Capital (net asset value)	0.30%	[2]	0.15%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	754,320	[2]	(141,495)	[2]
Percent of Partners' Capital (net asset value)	0.09%	[2]	(0.02%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(97,039)	[2]	766,750	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.09%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(283,633)	[2]	3,422,439	[2]
Percent of Partners' Capital (net asset value)	(0.04%)	[2]	0.38%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	630,799	[2]	2,504,178	[2]
Percent of Partners' Capital (net asset value)	0.08%	[2]	0.29%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	330,041	[2]	1,000,425	[2]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.11%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	138,030	[2]	5,890,797	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	46,700	[2]	24,719	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	147,036	[2]	492,572	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.06%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,602,279	[2]	1,260,346	[2]
Percent of Partners' Capital (net asset value)	0.45%	[2]	0.14%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,428,645)	[2]	4,651,602	[2]
Percent of Partners' Capital (net asset value)	(0.30%)	[2]	0.52%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,574,212)	[2]
Percent of Partners' Capital (net asset value)	(0.20%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(10,510)	[2]	(595,253)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	(0.07%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	41,236	[2]	27,959	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	314,146	[2]	28,852	[2]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.01%	[2]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,462,328	[2]	3,038,422	[2]
Percent of Partners' Capital (net asset value)	0.31%	[2]	0.34%	[2]
Open contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,282)	[2]	(4,625)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	58.18%		50.16%
Investments Owned, Fair Value	464,744,436		447,426,370
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	46.12%		32.80%
Investments Owned, cost	368,310,141		292,091,597
Investments Owned, Fair Value	368,449,795		292,555,595
Securities owned | U.S. Certificates of deposit
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	5.14%
Investments Owned, Face Value	41,000,000
Investments Owned, Rate of Return Range Minimum	0.40%
Investments Owned, Rate of Return Range Maximum	0.50%
Investments Owned, cost	40,999,662
Investments Owned, Fair Value	41,037,669
Securities owned | Bank of Nova Scotia
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			2.24%
Investments Owned, Face Value			20,000,000
Investments Owned, Rate of Return			0.30%
Investments Owned, cost			20,000,000
Investments Owned, Fair Value			20,009,468
Securities owned | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.92%
Investments Owned, Face Value	31,300,000
Investments Owned, Rate of Return Range Minimum	0.20%
Investments Owned, Rate of Return Range Maximum	0.50%
Investments Owned, cost	31,266,369
Investments Owned, Fair Value	31,279,645
Securities owned | Citigroup Funding
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.68%
Investments Owned, Face Value			15,000,000
Investments Owned, Rate of Return			0.30%
Investments Owned, cost			14,988,158
Investments Owned, Fair Value			14,996,133
Securities owned | Federal Home Loan Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.45%		14.65%
Investments Owned, Face Value	67,500,000		130,500,000
Investments Owned, Rate of Return Range Minimum	0.20%		1.00%
Investments Owned, Rate of Return Range Maximum	0.90%		1.60%
Investments Owned, Fair Value	67,539,449		130,677,841
Securities owned | Federal Farm Credit Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	34.54%		6.91%
Investments Owned, Face Value	275,875,000		61,575,000
Investments Owned, Rate of Return Range Minimum	0.30%		0.20%
Investments Owned, Rate of Return Range Maximum	1.60%		1.40%
Investments Owned, Fair Value	275,919,554		61,636,684
Securities owned | Federal National Mortgage Association Discount Note | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.13%		5.05%
Investments Owned, Face Value	25,000,000		45,000,000
Investments Owned, Rate of Return Range Minimum			1.30%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, Rate of Return	0.20%
Investments Owned, Fair Value	24,990,792		45,087,111
Securities owned | Federal Home Loan Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.38%
Investments Owned, Face Value			30,075,000
Investments Owned, Rate of Return Range Minimum			0.10%
Investments Owned, Rate of Return Range Maximum			1.30%
Investments Owned, Fair Value			30,109,748
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.69%
Investments Owned, Face Value			15,000,000
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			15,066,667
Securities owned | Federal Home Loan Discount Note | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.12%
Investments Owned, Face Value			10,000,000
Investments Owned, Rate of Return			0.40%
Investments Owned, Fair Value			9,977,544
Securities owned | U.S. Treasury Bills
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.00%		13.44%
Investments Owned, Face Value	24,000,000		120,000,000
Investments Owned, Rate of Return Range Minimum			0.10%
Investments Owned, Rate of Return Range Maximum			0.30%
Investments Owned, Rate of Return	0.20%
Investments Owned, cost	23,953,893		119,853,362
Investments Owned, Fair Value	$ 23,977,327		$ 119,865,174

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.
[2]	No individual futures, forward, or options on futures contract position, other than those presented, constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net gains (losses) from futures and forward trading
Realized	$ (24,697,561)	$ 86,593,970	$ (26,368,046)
Change in unrealized	(27,921,376)	21,946,823	9,175,197
Commissions	(13,137,050)	(12,554,218)	(11,878,814)
Net gains (losses) from futures and forward trading	(65,755,987)	95,986,575	(29,071,663)
Net gains (losses) from equities, equity options and exchange-traded funds
Realized	408,727
Commissions	(68,873)
Net gains (losses) from equities, equity options and exchange-traded funds	339,854
Loss allocated from GP 1, LLC			(2,740,621)
Total trading gains (losses)	(65,416,133)	95,986,575	(31,812,284)
Income
Dividend income	72,393
Interest income	3,066,778	4,324,858	6,395,208
Total income	3,139,171	4,324,858	6,395,208
Expenses
Dividend expense	159,212
Brokerage commission	52,485,965	51,091,552	51,808,133
Incentive fees	5,770,762	14,273,739	4,545,390
Organizational and offering costs	2,567,526	2,381,437	2,839,077
Operating expenses, (net of recovery on loss, for 2011 $5,000,000, 2010 $0, 2009 $0, See Note 8)	2,237,117	2,042,370	2,060,934
Total expenses	63,220,582	69,789,098	61,253,534
Net investment loss	(60,081,411)	(65,464,240)	(54,858,326)
Net income (loss)	$ (125,497,544)	$ 30,522,335	$ (86,670,610)
Class A
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (192.82)	$ 63.46	$ (145)
Class B
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (171.82)	$ 46.51	$ (134.12)
Legacy 1 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (112.69)	$ 58.8	$ (33.88)
Legacy 2 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (116.73)	$ 55.25	$ (35.46)
Global 1 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (110.04)	$ 27.56	$ (43.18)
Global 2 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (111.79)	$ 24.41	$ (46.4)
Global 3 Class
Net income (loss) per unit from operations (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (123.42)	$ 6.38	$ (60.36)

Consolidated Statements of Operations (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations
Operating expenses, recovery on loss	$ 5,000,000	$ 0	$ 0

Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Class A, Class B and Legacy Class) (USD $)	Total	Class A	Class A General Partner	Class A Limited Partners	Class B	Class B General Partner	Class B Limited Partners	Legacy 1 Class	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 2 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2008				$ 82,292,140			$ 554,475,560
Partners' capital, (net asset value) at Dec. 31, 2008	643,595,209
Partners' capital, (net asset value) at Dec. 31, 2008			6,827,509
Partners' capital, (net asset value) (in units) at Dec. 31, 2008			4,348.18
Partners' capital, (net asset value) (in units) at Dec. 31, 2008				52,408.7			408,160.74
Increase (Decrease) in Partners' Capital
Contributions	333,909,565			2,601,110		2,677,822	267,164,784		1,025,000	3,768,594		1,000,000	3,228,114
Contributions (in units)				1,656.55		2,001.08	199,443.69		1,025	3,861.68		1,000	3,295.2
Redemptions	(59,563,666)		(2,000,000)	(8,424,365)		(2,028,133)	(46,695,477)			(10,000)			(167,161)
Redemptions (in units)			(1,339.52)	(5,708.66)		(1,574.07)	(37,011.39)			(10.43)			(172.25)
Net income (loss)	(86,670,610)		(539,587)	(7,551,336)		(126,876)	(76,337,450)		(34,724)	(37,814)		(35,460)	(48,738)
Partners' capital, (net asset value) at Dec. 31, 2009				68,917,549			698,607,417			3,720,780			3,012,215
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			4,287,922			522,813			990,276			964,540
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				48,356.59			570,593.04			3,851.25			3,122.95
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			3,008.66			427.01			1,025			1,000
Net asset value per unit (in dollars per unit) at Dec. 31, 2009			$ 1,425.2	$ 1,425.2		$ 1,224.35	$ 1,224.35		$ 966.12	$ 966.12		$ 964.54	$ 964.54
Increase (Decrease) in Partners' Capital
Contributions	132,783,295									2,474,508			3,296,617
Contributions (in units)										2,638.44			3,507.78
Redemptions	(102,663,358)			(10,932,503)			(84,911,592)			(561,445)			(266,846)
Redemptions (in units)				(7,994.05)			(72,108.33)			(581.69)			(269.67)
Net income (loss)	30,522,335		190,950	2,101,155		19,859	19,808,523		60,266	421,377		55,253	444,981
Partners' capital, (net asset value) at Dec. 31, 2010		60,086,201		60,086,201	633,504,348		633,504,348	6,055,220		6,055,220	6,486,967		6,486,967
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010		4,478,872	4,478,872		542,672	542,672		1,050,542	1,050,542		1,019,793	1,019,793
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		40,362.54		40,362.54	498,484.71		498,484.71	5,908		5,908	6,361.06		6,361.06
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		3,008.66	3,008.66		427.01	427.01		1,025	1,025		1,000	1,000
Net asset value per unit (in dollars per unit) at Dec. 31, 2010			$ 1,488.66	$ 1,488.66		$ 1,270.86	$ 1,270.86		$ 1,024.92	$ 1,024.92		$ 1,019.79	$ 1,019.79
Increase (Decrease) in Partners' Capital
Contributions	170,487,033									720,924			11,708,655
Contributions (in units)										717.2			11,940.41
Redemptions	(138,060,068)			(11,178,065)			(92,951,924)			(1,398,274)			(1,641,857)
Redemptions (in units)				(8,242.73)			(79,315.6)			(1,414.36)			(1,766.55)
Net income (loss)	(125,497,544)		(580,138)	(7,286,031)		(73,367)	(79,867,014)		(115,511)	(624,412)		(116,730)	(1,621,694)
Partners' capital, (net asset value) at Dec. 31, 2011		41,622,105		41,622,105	460,685,410		460,685,410	4,753,458		4,753,458	14,932,071		14,932,071
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		$ 3,898,734	$ 3,898,734		$ 469,305	$ 469,305		$ 935,031	$ 935,031		$ 903,063	$ 903,063
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		32,119.81		32,119.81	419,169.11		419,169.11	5,210.84		5,210.84	16,534.92		16,534.92
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		3,008.66	3,008.66		427.01	427.01		1,025	1,025		1,000	1,000
Net asset value per unit (in dollars per unit) at Dec. 31, 2011			$ 1,295.84	$ 1,295.84		$ 1,099.04	$ 1,099.04		$ 912.23	$ 912.23		$ 903.06	$ 903.06

Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (Global Class) (USD $)	Total	Global 1 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 2 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 3 Class	Global 3 Class General Partner	Global 3 Class Limited Partners
Partners' capital, (net asset value) at Dec. 31, 2008	$ 643,595,209
Increase (Decrease) in Partners' Capital
Contributions	333,909,565		1,045,000	3,464,764		705,000	7,242,488		500,000	39,486,889
Contributions (in units)			1,044.66	3,517.12		708.97	7,373.24		500	40,377.44
Redemptions	(59,563,666)			(154,906)			(37,588)			(46,036)
Redemptions (in units)				(158.52)			(39.41)			(48.84)
Net income (loss)	(86,670,610)		(45,446)	(96,277)		(28,924)	(211,383)		(30,179)	(1,546,416)
Partners' capital, (net asset value) at Dec. 31, 2009				3,213,581			6,993,517			37,894,437
Partners' capital, (net asset value) at Dec. 31, 2009	831,270,498
Partners' capital, (net asset value) at Dec. 31, 2009			999,554			676,076			469,821
Partners' capital, (net asset value) (in units) at Dec. 31, 2009				3,358.6			7,333.83			40,328.6
Partners' capital, (net asset value) (in units) at Dec. 31, 2009			1,044.66			708.97			500
Net asset value per unit (in dollars per unit) at Dec. 31, 2009			$ 956.82	$ 956.82		$ 953.6	$ 953.6		$ 939.64	$ 939.64
Increase (Decrease) in Partners' Capital
Contributions	132,783,295			6,873,217		435,000	11,189,495			108,514,458
Contributions (in units)				7,451.07		472.09	12,167.82			120,956.3
Redemptions	(102,663,358)			(626,330)			(808,314)			(4,556,328)
Redemptions (in units)				(676.29)			(870.25)			(5,014.17)
Net income (loss)	30,522,335		28,784	514,580		44,022	847,074		3,188	5,982,323
Partners' capital, (net asset value) at Dec. 31, 2010		9,975,048		9,975,048	18,221,772		18,221,772	147,834,890		147,834,890
Partners' capital, (net asset value) at Dec. 31, 2010	891,912,770
Partners' capital, (net asset value) at Dec. 31, 2010		1,028,338	1,028,338		1,155,098	1,155,098		473,009	473,009
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		10,133.38		10,133.38	18,631.4		18,631.4	156,270.73		156,270.73
Partners' capital, (net asset value) (in units) at Dec. 31, 2010		1,044.66	1,044.66		1,181.06	1,181.06		500	500
Net asset value per unit (in dollars per unit) at Dec. 31, 2010			$ 984.38	$ 984.38		$ 978.01	$ 978.01		$ 946.02	$ 946.02
Increase (Decrease) in Partners' Capital
Contributions	170,487,033		300,000	6,017,541		749,000	14,686,484			136,304,429
Contributions (in units)			328.23	6,323.04		793.64	15,726.1			150,909.69
Redemptions	(138,060,068)			(2,235,243)			(3,443,558)			(25,211,147)
Redemptions (in units)				(2,439.31)			(3,770.96)			(29,316.17)
Net income (loss)	(125,497,544)		(127,962)	(1,501,634)		(193,575)	(2,970,021)		(61,711)	(30,357,744)
Partners' capital, (net asset value) at Dec. 31, 2011		12,255,712		12,255,712	26,494,677		26,494,677	228,570,428		228,570,428
Partners' capital, (net asset value) at Dec. 31, 2011	798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011		$ 1,200,376	$ 1,200,376		$ 1,710,523	$ 1,710,523		$ 411,298	$ 411,298
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		14,017.11		14,017.11	30,586.54		30,586.54	277,864.25		277,864.25
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		1,372.89	1,372.89		1,974.7	1,974.7		500	500
Net asset value per unit (in dollars per unit) at Dec. 31, 2011			$ 874.34	$ 874.34		$ 866.22	$ 866.22		$ 822.6	$ 822.6

NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1.  NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of business:  Grant Park Futures Fund Limited Partnership (the “Partnership”) was organized as a limited partnership under Illinois law in August 1988 and will continue until December 31, 2027, unless sooner terminated as provided for in its Limited Partnership Agreement.  As a commodity investment pool, the Partnership is subject to the regulations of the Commodity Futures Trading Commission (“CFTC”), an agency of the United States (U.S.) government which regulates most aspects of the commodity futures industry; rules of the National Futures Association, an industry self-regulatory organization; and the requirements of the various commodity exchanges where the Partnership executes transactions.  Additionally, the Partnership is subject to the requirements of futures commission merchants (“FCMs”) and interbank and other market makers through which the Partnership trades.  The Partnership is a registrant with the Securities and Exchange Commission (“SEC”), and, accordingly is subject to the regulatory requirements under the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended.

The Partnership’s business is to trade, buy, sell, margin or otherwise acquire, hold or dispose of futures and forward contracts for commodities, financial instruments or currencies, any rights pertaining thereto and any options thereon, or on physical commodities, equities, listed options, and broad based exchange-traded funds.  The Partnership may also engage in hedge, arbitrage and cash trading of commodities and futures.

The Partnership is a multi-advisor pool that carries out its purpose through trading by independent professional commodity trading advisors retained by Dearborn Capital Management, L.L.C. (the “General Partner”), the Partnership and, effective between January 1, 2009 and April 1, 2009, the Partnership’s subsidiary limited liability trading companies (each a “Trading Company” and collectively, the “Trading Companies”). The Trading Companies were set up to, among other things, segregate risk by commodity trading advisor.  Effectively, this structure isolates one trading advisor from another and any losses from one Trading Company will not carry over to the other Trading Companies.  The following is a list of the Trading Companies, for which the Partnership is the sole member and all of which were organized as Delaware limited liability companies:

GP 1, LLC (“GP 1”)	GP 7, LLC (“GP 7”)	GP 12, LLC (“GP 12”)
GP 3, LLC (“GP 3”)	GP 8, LLC (“GP 8”)	GP 14, LLC (“GP 14”)
GP 4, LLC (“GP 4”)	GP 9, LLC (“GP 9”)	GP 15, LLC (“GP 15”)
GP 5, LLC (“GP 5”)	GP 10, LLC (“GP 10”)	GP 16, LLC (“GP 16”)
GP 6, LLC (“GP 6”)	GP 11, LLC (“GP 11”)

There were no assets allocated to GP 6 and GP 11 as of December 31, 2011.

Additionally, GP Cash Management, LLC was created as a Delaware limited liability company to collectively manage and invest excess cash not required to be held at clearing brokers.  The members of GP Cash Management, LLC are the Trading Companies.

Classes of interests:  The Partnership has seven classes of limited partner interests (each a “Class” and collectively, the “Interests”), Class A, Class B, Legacy 1 Class, Legacy 2 Class, Global Alternative Markets 1 (“Global 1”) Class, Global Alternative Markets 2 (“Global 2”) Class and Global Alternative Markets 3 (“Global 3”) Class units.

The Class A and Class B units are outstanding but are no longer offered by the Partnership.  Both Class A and Class B units are traded pursuant to identical trading programs and differ only in respect to the brokerage commission payable to the General Partner.

The Legacy 1 Class and Legacy 2 Class units are traded pursuant to trading programs pursuing a technical trend trading philosophy, which is the same trading philosophy used for the Class A and Class B units.  The Legacy 1 Class and Legacy 2 Class units differ in respect to the General Partner’s brokerage commission and organization and offering and costs.  The Legacy 1 Class and Legacy 2 Class units are offered only to investors who are represented by approved selling agents who are directly compensated by the investor for services rendered in connection with an investment in the Partnership (such arrangements commonly referred to as “wrap-accounts”).

The Global 1 Class, Global 2 Class and Global 3 Class units are traded pursuant to trading programs pursuing technical trend trading philosophies, as well as pattern recognition philosophies, focused on relatively shorter timeframes than the Legacy 1 Class and Legacy 2 Class units.  The Global 1 Class, Global 2 Class and Global 3 Class units differ in respect to the General Partner’s brokerage commission.  The Global 1 Class and Global 2 Class units are offered only to investors in wrap-accounts.

The Partnership’s significant accounting policies are as follows:

Consolidation:  The Partnership is the sole member of each of the Trading Companies. The Trading Companies, in turn, are the only members of GP Cash Management, LLC.  The Partnership presents consolidated financial statements for the Partnership which include the accounts of the Trading Companies and GP Cash Management, LLC.  All material inter-company accounts and transactions are eliminated in consolidation.

Use of estimates:  The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and cash equivalents:  Cash and cash equivalents may include cash, overnight investments, commercial paper, U.S. treasury bills and short-term investments in interest-bearing demand deposits with banks and cash managers with original maturities of three months or less at the date of acquisition.

Revenue recognition:  Futures, options on futures, forward contracts, investments in equity securities, exchange traded funds and equity options are recorded on a trade date basis and realized gains or losses are recognized when contracts/positions are liquidated.  Unrealized gains or losses on open contracts/positions (the difference between contract trade price and market price) are reported in the consolidated statement of financial condition as a net unrealized gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with FASB ASC 210-20, Balance Sheet, Offsetting.  Any change in net unrealized gain or loss from the preceding period is reported in the consolidated statement of operations.  Interest income and expense is recognized under the accrual basis.  Dividend income and expense is recognized on the ex-dividend date.

Redemptions payable:  Pursuant to the provisions of FASB ASC 480, Distinguishing Liabilities from Equity, redemptions approved by the General Partner prior to month end with a fixed effective date and fixed amount are recorded as redemptions payable as of month end.

Income taxes:  No provision for income taxes has been made in these consolidated financial statements as each partner is individually responsible for reporting income or loss based on its respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership follows the provisions of ASC 740, Income Taxes.  The Partnership is generally not subject to examination by U.S. federal or state taxing authorities for tax years before 2008.  As of December 31, 2011, the Partnership has no material uncertain income tax positions, and accordingly, has not recorded a liability for the payment of interest or penalties.

Organization and offering costs:  All expenses incurred in connection with the organization and the ongoing public offering of partnership interests are paid by the General Partner and are reimbursed to the General Partner by the Partnership.  This reimbursement is made monthly.  In its discretion, the General Partner may require the Partnership to reimburse the General Partner in any subsequent calendar year for amounts that exceed these limits in any calendar year, provided that the maximum amount reimbursed by the Partnership will not exceed the overall limit.  Amounts reimbursed by the Partnership with respect to ongoing public offering expenses are charged to expense from operations at the time of reimbursement or accrual.  Any amounts reimbursed by the Partnership with respect to organization expenses are expensed at the time the reimbursement is incurred or accrued.  If the Partnership terminates prior to completion of payment of the calculated amounts to the General Partner, the General Partner will not be entitled to any additional payments, and the Partnership will have no further obligation to the General Partner.  At December 31, 2011 and 2010, all organization and offering costs incurred by the General Partner have been reimbursed.

Foreign currency transactions:  The Partnership’s functional currency is the U.S. dollar, however, it transacts business in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the consolidated statement of financial condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period.  Gains and losses resulting from the translation to U.S. dollars are reported in income currently.

The Partnership does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Reclassification:  Certain amounts in the 2010 financial statements have been reclassified to conform with the 2011 presentation.

Statement of Cash Flows:  The Partnership has elected not to provide statements of cash flows as permitted by FASB ASC 230, Statement of Cash Flows.

Subsequent Events:  The Partnership follows the provisions of FASB ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.  See Note 12.

Recent accounting pronouncements:  In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04).  ASU 2011-04 amended ASC 820, Fair Value Measurements and Disclosures, to converge the fair value measurement guidance in GAAP and International Financial Reporting Standards (“IFRSs”).  Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle in ASC 820.  In addition, ASU 2011-04 requires additional fair value disclosures.  The amendments are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011.  The Partnership is currently evaluating the effect that the provisions ASU 2011-04 will have on the Partnership’s consolidated financial statements.

In November 2011, the FASB issued ASU 2011-11 — Balance Sheet (Topic 210) containing new guidance that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. This guidance is effective for annual and interim periods beginning on or after January 1, 2013. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. Our effective date is January 1, 2013. The adoption of this guidance is not expected to have a material impact on our consolidated financial position or results of operations.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 2.  FAIR VALUE MEASUREMENTS

The Partnership follows the provisions of FASB ASC 820, Fair Value Measurements and Disclosures.  FASB ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurement and also emphasizes that fair value is a market-based measurement, not an entity-specific measurement.  FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  Inputs are broadly defined under FASB ASC 820 as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy under FASB ASC 820 are described below:

Level 1.  Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2.  Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.  A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3.  Inputs are unobservable for the asset or liability.

The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Fair value of exchange-traded futures contracts and options on futures contracts are based upon exchange settlement prices.  U.S. Government securities, U.S. Government-sponsored enterprises and commercial paper are stated at cost plus accrued interest, which approximates fair value based on quoted market prices in an active market.  These financial instruments are classified in Level 1 of the fair value hierarchy.

The Partnership values bank deposits, which consist of certificates of deposit, at face value plus accrued interest, which approximates fair value based on prevailing interest rates, and these financial instruments are classified in Level 2 of the fair value hierarchy.  The Partnership values forward contracts based on third-party quoted dealer values on the Interbank market and forward contracts are classified in Level 2.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$66,744,630	$—	$—	$66,744,630
U.S. and foreign futures contracts*	5,567,077	—	—	5,567,077
Forward contracts*	—	2,462,328	—	2,462,328
Options on futures contracts*	(4,282)	—	—	(4,282)
Cash and cash equivalents
Bank deposits	—	3,133,349	—	3,133,349
U.S. Commercial paper	264,772,440	—	—	264,772,440
Securities owned
Bank deposits	—	41,037,669	—	41,037,669
U.S. Commercial paper	31,279,645	—	—	31,279,645
U.S. Government-sponsored enterprises	368,449,795	—	—	368,449,795
U.S. Government securities	23,977,327	—	—	23,977,327

*See the consolidated condensed schedule of investments for further description.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers’ trading accounts
U.S. Government securities	$98,441,357	$—	$—	$98,441,357
U.S. and foreign futures contracts*	32,922,417	—	—	32,922,417
Forward contracts*	—	3,038,422	—	3,038,422
Options on futures contracts*	(4,625)	—	—	(4,625)
Cash and cash equivalents
Bank deposits		28,202,983	—	28,202,983
U.S. Commercial paper	297,810,795	—	—	297,810,795
Securities owned
Bank deposits	—	20,009,468	—	20,009,468
U.S. Commercial paper	14,996,133	—	—	14,996,133
U.S. Government-sponsored enterprises	292,555,595	—	—	292,555,595
U.S. Government securities	119,865,174	—	—	119,865,174

*See the consolidated condensed schedule of investments for further description.

The Partnership assesses the level of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Partnership’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy.  There were no significant transfers among levels 1, 2 and 3 during the years ended December 31, 2011 and 2010.

DEPOSITS WITH BROKERS	12 Months Ended
Dec. 31, 2011
DEPOSITS WITH BROKERS
DEPOSITS WITH BROKERS

NOTE 3.  DEPOSITS WITH BROKERS

The Partnership, through the Trading Companies, deposits assets with clearing brokers subject to CFTC regulations and various exchange and broker requirements.  Margin requirements are satisfied by the deposit of U.S. Treasury bills, Government-sponsored enterprises and cash with such clearing brokers.  The Partnership earns interest income on its assets deposited with the clearing brokers.

COMMODITY TRADING ADVISORS	12 Months Ended
Dec. 31, 2011
COMMODITY TRADING ADVISORS
COMMODITY TRADING ADVISORS

NOTE 4.  COMMODITY TRADING ADVISORS

The Partnership, through the Trading Companies, allocates assets to the commodity trading advisors.  Each Trading Company has entered into an advisory contract with its own Advisor. The commodity trading advisors are Rabar Market Research, Inc., EMC Capital Management, Inc., Eckhardt Trading Co., Winton Capital Management Limited, Welton Investment Corporation, Global Advisors Jersey Limited, Transtrend B.V., Quantitative Investment Management LLC, Sunrise Capital Partners, LLC, Amplitude Capital International Limited, Alder Capital Limited and Denali Asset Management, LLLP (collectively, the “Advisors”).  The Advisors are paid a consulting fee, either monthly or quarterly, ranging from 0 percent to 3 percent per annum of the Partnership’s month-end allocated net assets and a quarterly incentive fee ranging from 20 percent to 26 percent of the new trading profits on the allocated net assets of the Advisor.

GENERAL PARTNER AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
GENERAL PARTNER AND RELATED PARTY TRANSACTIONS
GENERAL PARTNER AND RELATED PARTY TRANSACTIONS

NOTE 5.  GENERAL PARTNER AND RELATED PARTY TRANSACTIONS

The General Partner shall at all times, so long as it remains a general partner of the Partnership, own Units in the Partnership:  (i) in an amount sufficient, in the opinion of counsel for the Partnership, for the Partnership to be taxed as a partnership rather than as an association taxable as a corporation; and (ii) during such time as the Units are registered for sale to the public, in an amount at least equal to the greater of:  (a) 1 percent of all capital contributions of all Partners to the Partnership; or (b) $25,000; or such other amount satisfying the requirements then imposed by the North American Securities Administrators Association, Inc. (NASAA) Guidelines.  Further, during such time as the Units are registered for sale to the public, the General Partner shall, so long as it remains a general partner of the Partnership, maintain a net worth (as such term may be defined in the NASAA Guidelines) at least equal to the greater of:  (i) 5 percent of the total capital contributions of all partners and all limited partnerships to which it is a general partner (including the Partnership) plus 5 percent of the Units being offered for sale in the Partnership; or (ii) $50,000; or such other amount satisfying the requirements then imposed by the NASAA Guidelines.  In no event, however, shall the General Partner be required to maintain a net worth in excess of $1,000,000 or such other maximum amount satisfying the requirements then imposed by the NASAA Guidelines.

Ten percent of the General Partner limited partnership interest in the Partnership is characterized as a general partnership interest.  Notwithstanding, the general partnership interest will continue to pay all fees associated with a limited partnership interest.

The Partnership pays the General Partner a monthly brokerage commission, organization and offering costs and operating expenses as presented in the table below:

	Brokerage commission through 3/31/2009*	Brokerage commission effective 4/1/2009*	Organization and Offering Reimbursement through 3/31/2009*	Organization and Offering Reimbursement effective 4/1/2009*	Operating Expense*
Class A units	7.55%	7.50%	.20%	.10%	.25%
Class B units	8.00%	7.95%	.60%	.30%	.25%
Legacy 1 Class units	N/A	5.00%	N/A	.30%	.25%
Legacy 2 Class units	N/A	5.25%	N/A	.30%	.25%
Global 1 Class units	N/A	4.45%	N/A	.30%	.25%
Global 2 Class units	N/A	4.70%	N/A	.30%	.25%
Global 3 Class units	N/A	6.45%	N/A	.30%	.25%

*The fees are calculated and payable monthly on the basis of month-end adjusted net assets.  “Adjusted net assets” is defined as the month-end net assets of the particular class before accruals for fees and expenses and redemptions.

Included in the total brokerage commission are amounts paid to the clearing brokers for execution and clearing costs which are reflected in the commissions line of the consolidated statements of operations, and the remaining amounts are management fees paid to the Advisors, compensation to the selling agents and an amount to the General Partner for management services rendered which are reflected in the brokerage commission line on the consolidated statements of operations.  The brokerage commission in the amount of $52,485,965, $51,091,552 and $51,808,133 for the years ended December 31, 2011, 2010 and 2009, respectively, is shown on the consolidated statements of operations.

Operating expenses of the Partnership are paid for by the General Partner and reimbursed by the Partnership.  To the extent operating expenses are less than 0.25 percent of the Partnership’s average month-end net assets during the year, the difference may be reimbursed pro rata to record-holders as of December 31 of each year.

REDEMPTIONS	12 Months Ended
Dec. 31, 2011
REDEMPTIONS
REDEMPTIONS

NOTE 6.  REDEMPTIONS

Class A and Class B Limited Partners have the right to redeem units as of any month-end upon ten (10) days’ prior written notice to the Partnership.  The General Partner, however, may permit earlier redemptions in its discretion.  There are no redemption fees applicable to Class A Limited Partners or to Class B Limited Partners who redeem their units on or after the one-year anniversary of their subscription.  Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class and Global 3 Class Limited Partners are prohibited from redeeming such units for the three months following the subscription for units.  There are no redemption fees applicable to Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class Limited Partners or to Global 3 Class Limited Partners who redeem their units on or after the one-year anniversary of their subscription.  Global 3 Class Limited Partners who redeem their units after the three-month lock-up, but prior to the one-year anniversary of their subscriptions for the redeemed units will pay the applicable early redemption fee.  Redemptions will be made on the last day of the month for an amount equal to the net asset value per unit, as defined, represented by the units to be redeemed.  The right to obtain redemption is also contingent upon the Partnership’s having property sufficient to discharge its liabilities on the redemption date and may be delayed if the General Partner determines that earlier liquidation of commodity interest positions to meet redemption payments would be detrimental to the Partnership or nonredeeming Limited Partners.

In addition, the General Partner may at any time cause the redemption of all or a portion of any Limited Partner’s units upon fifteen (15) days written notice.  The General Partner may also immediately redeem any Limited Partner’s units without notice if the General Partner believes that (i) the redemption is necessary to avoid having the assets of the Partnership deemed Plan Assets under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), (ii) the Limited Partner made a misrepresentation in connection with its subscription for the units, or (iii) the redemption is necessary to avoid a violation of law by the Partnership or any Partner.

FINANCIAL HIGHLIGHTS	12 Months Ended
Dec. 31, 2011
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

NOTE 7.  FINANCIAL HIGHLIGHTS

The following financial highlights reflect activity related to the Partnership.  Total return is based on the change in value during the period of a theoretical investment made at the beginning of each calendar month during the period and is not annualized.  Individual partner’s ratios may vary from these ratios based on various factors, including but not limited to, the timing of capital transactions.

	2011	2010	2009
Total return — Class A Units	(12.95)%	4.45%	(9.23)%
Total return — Class B Units	(13.52)%	3.80%	(9.87)%
Total return — Legacy 1 Class Units	(11.00)%	6.09%	(3.39)%
Total return — Legacy 2 Class Units	(11.45)%	5.73%	(3.55)%
Total return — Global 1 Class Units	(11.18)%	2.88%	(4.32)%
Total return — Global 2 Class Units	(11.43)%	2.56%	(4.64)%
Total return — Global 3 Class Units	(13.05)%	0.68%	(6.04)%
Ratios as a percentage of average net assets: *

Expenses prior to incentive fees	6.54%	6.75%	7.08%
Incentive fees	0.66%	1.73%	0.57%
Total expenses	7.20%	8.48%	7.65%
Net investment loss **	(6.18)%	(6.22)%	(6.28)%

* Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class and Global 3 Class Units began trading April 1, 2009 and, accordingly, the total return represents the return from April 1, 2009 through December 31, 2009.  These units exclude the classes of the Partnership’s proportionate share of expenses and net investment income (loss) from GP 1, LLC from January 1, 2009 to March 31, 2009.

** Excludes incentive fee.

The interest income and expense ratios above are computed based upon the weighted average net assets of the limited partners for the years ended December 31, 2011, 2010 and 2009.

The following per unit performance calculations reflect activity related to the Partnership.

	Class A Units	Class B Units	Legacy 1 Class Units	Legacy 2 Class Units	Global 1 Class Units	Global 2 Class Units	Global 3 Class Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2008**	$1,570.20	$1,358.47	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(54.61)	(45.74)	2.72	1.58	(10.96)	(13.73)	(14.17)
Expenses net of interest income*	(90.39)	(88.38)	(36.60)	(37.04)	(32.22)	(32.67)	(46.19)
Total income (loss) from operations	(145.00)	(134.12)	(33.88)	(35.46)	(43.18)	(46.40)	(60.36)
Net asset value per unit at December 31, 2009	1,425.20	1,224.35	966.12	964.54	956.82	953.60	939.64
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	166.28	142.15	118.37	119.78	79.95	78.92	79.73
Expenses net of interest income*	(102.82)	(95.64)	(59.57)	(64.53)	(52.39)	(54.51)	(73.35)
Total income (loss) from operations	63.46	46.51	58.80	55.25	27.56	24.41	6.38
Net asset value per unit at December 31, 2010	1,488.66	1,270.86	1,024.92	1,019.79	984.38	978.01	946.02
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	(98.42)	(83.83)	(69.44)	(67.60)	(72.09)	(71.64)	(68.20)
Expenses net of interest income*	(94.40)	(87.99)	(43.25)	(49.13)	(37.95)	(40.15)	(55.22)
Total income (loss) from operations	(192.82)	(171.82)	(112.69)	(116.73)	(110.04)	(111.79)	(123.42)
Net asset value per unit at December 31, 2011	$1,295.84	$1,099.04	$912.23	$903.06	$874.34	$866.22	$822.60

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income and organization and offering costs by the average number of units outstanding during the period.  The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.

** Legacy 1 Class, Legacy 2 Class, Global 1 Class, Global 2 Class and Global 3 Class units began trading April 1, 2009.

TRADING ACTIVITIES AND RELATED RISKS	12 Months Ended
Dec. 31, 2011
TRADING ACTIVITIES AND RELATED RISKS
TRADING ACTIVITIES AND RELATED RISKS

NOTE 8.  TRADING ACTIVITIES AND RELATED RISKS

The Partnership, through its Advisors, engages in the speculative trading of a variety of instruments, including U.S. and foreign futures contracts, options on U.S. and foreign futures contracts, forward contracts, and equity options (collectively, derivatives; see Note 10).  These derivatives include both financial and nonfinancial contracts held as part of a diversified trading strategy.  Additionally, the Partnership’s speculative trading includes equities and exchange-traded funds. The Partnership is exposed to both market risk, the risk arising from changes in the market value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract.

The purchase and sale of futures and options on futures contracts require margin deposits with FCMs.  Additional deposits may be necessary for any loss on contract value.  The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities.  A customer’s cash and other property (for example, U.S. Treasury bills) deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements.  In the event of an FCM’s insolvency, recovery may be limited to a pro rata share of segregated funds available.  It is possible that the recovered amount could be less than the total of cash and other property deposited.   The Partnership utilizes Jefferies Bache, LLC, R.J. O’Brien & Associates, LLC, UBS Securities LLC and Newedge USA LLC as its clearing brokers.

The amount of required margin and good faith deposits with the FCMs and interbank market makers usually ranges from 5% to 35% of the Partnership’s net asset value.  The fair value of securities held to satisfy such requirements at December 31, 2011 and December 31, 2010 was $66,744,630 and $98,441,357, respectively, which was 8.4% and 11.0% of the net asset value, respectively.  The cash deposited with interbank market makers at December 31, 2011 and December 31, 2010 was $1,880,107 and $7,931,341, respectively, which was 0.2% and 0.9% of the net asset value, respectively.

For derivatives, risks arise from changes in the fair value of the contracts.  Theoretically, the Partnership is exposed to a market risk equal to the value of futures and forward contracts purchased and unlimited liability on such contracts sold short.  As both a buyer and seller of options, the Partnership pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option.  Written options expose the Partnership to potentially unlimited liability; for purchased options the risk of loss is limited to the premiums paid.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership.  The counterparty for futures and options on futures contracts traded in the United States and on most non-U.S. futures exchanges is the clearinghouse associated with such exchange.  In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the nonperformance by one of their members and, as such, should significantly reduce this credit risk.  In cases where the clearinghouse is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a clearinghouse backed by a group of financial institutions; thus, there likely will be greater counterparty credit risk.  The Partnership trades only with those counterparties that it believes to be creditworthy.  All positions of the Partnership are valued each day on a mark-to-market basis.  There can be no assurance that any clearing member, clearinghouse or other counterparty will be able to meet its obligations to the Partnership.

Securities sold short represent obligations of the Partnership to deliver specific securities and thereby create a liability to purchase these instruments in the open market at prevailing prices.  These transactions may result in market risk not reflected in the consolidated statement of financial condition as the Partnership’s ultimate obligation to satisfy its obligation for trading liabilities may exceed the amount reflected in the consolidated statement of financial condition.

The Partnership maintains deposits with high quality financial institutions in amounts that are in excess of federally insured limits; however, the Partnership does not believe it is exposed to any significant credit risk.

On October 31, 2011, the Securities Investor Protection Corporation (“SIPC”) initiated bankruptcy proceedings and the liquidation of MF Global Holdings Ltd., the parent of MF Global Inc. (“MF Global”), one of the clearing brokers of the Partnership.  As of November 30, 2011, approximately 1.5%, or $12.4 million, of the Partnership’s assets remained under the control of the MF Global bankruptcy trustee and were held in cash and U.S. Treasury bills in customer segregated or secured accounts.

As disclosed in our Form 8-K filed on November 18, 2011, the Partnership’s General Partner, volunteered, to provide a one-time reimbursement of an amount up to $3 million for any actual non-trading losses incurred by the Partnership as a direct result of the MF Global bankruptcy and the uncertainty about the timing and value of the Partnership’s assets which remain to be recovered from MF Global.

To mitigate the concerns of the limited partners of the Partnership, and due to the inherent uncertainty in the timing and results of the liquidation process from the bankruptcy proceedings, on December 16, 2011, the General Partner agreed to purchase from the Partnership all of its rights to or interest in any and all property, claims, foreign secured accounts (and value thereof) and customer segregated accounts (and value thereof) held by the MF Global bankruptcy trustee as of that date (“MF Global Claim”) under the terms of a Transfer of Claim Agreement, as amended.  The total MF Global Claim of approximately $12.4 million was purchased by the General Partner for approximately $7.4 million, which represented the General Partner’s estimate of the net realizable value of the MF Global Claim on December 16, 2011.  The General Partner’s estimate of the value of the MF Global Claim was based on bids to purchase the MF Global Claim which were received from independent third parties.    A copy of the Transfer of Claim Agreement was filed with the Securities and Exchange Commission on December 19, 2011.

In addition to purchasing the MF Global Claim, the General Partner elected to make an additional payment to Grant Park of approximately $5 million in order to protect the General Partner’s reputation as general partner and sponsor of the Partnership and the goodwill the General Partner has established over 23 years in such business.  The additional $5 million paid to the Partnership by the General Partner was made with the intent to maintain the business reputation and goodwill of the General Partner and the Partnership.  This payment was recorded by the Partnership as a recovery of a loss on bad debts, which offset the loss realized by the Partnership on the MF Global Claim on the date of the sale to the General Partner.  The realized loss of $5 million from the MF Global Claim and the resulting recovery of $5 million from the payment made by the General Partner are reflected in the operating expenses line on the consolidated statements of operations for the year ended December 31, 2011 and have no effect on the net income (loss) of the Partnership.

The General Partner has established procedures to actively monitor and minimize market and credit risks.  The limited partners bear the risk of loss only to the extent of the fair value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

INDEMNIFICATIONS	12 Months Ended
Dec. 31, 2011
INDEMNIFICATIONS
INDEMNIFICATIONS

NOTE 9.  INDEMNIFICATIONS

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.

DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

NOTE 10.  DERIVATIVE INSTRUMENTS

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging, which improves transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows.  FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05.  It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05.  FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements.  FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements.

The Partnership’s business is speculative trading.  The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration.  The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership.  In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk.  In cases where the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions.  As a result, there will likely be greater counterparty credit risk in these transactions.  The Partnership trades only with those counterparties that it believes to be creditworthy.  Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05.  The monthly average futures contracts, forward contracts, options on futures contracts and equity options bought and sold was 7,189 and 8,356 for the years ended December 31, 2011 and 2010, respectively. The following tables summarize the quantitative information required by FASB ASC 815:

Fair Values of Derivative Instruments at December 31, 2011 and 2010

	Asset Derivatives* 12/31/2011	Liability Derivatives* 12/31/2011	Fair Value

Agriculturals contracts	$745,901	$(2,009,329)	$(1,263,428)
Currencies contracts	7,718,062	(2,267,778)	5,450,284
Energy contracts	3,542,499	(978,732)	2,563,767
Interest rates contracts	5,746,860	(1,390,261)	4,356,599
Meats contracts	109,127	(206,166)	(97,039)
Metals contracts	33,643,473	(37,940,473)	(4,297,000)
Soft commodities contracts	1,114,674	(442,639)	672,035
Stock indices contracts	1,071,101	(431,196)	639,905

	$53,691,697	$(45,666,574)	$8,025,123

*The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset Derivatives* 12/31/2010	Liability Derivatives* 12/31/2010	Fair Value
Agriculturals contracts	$6,741,957	$(431,469)	$6,310,488
Currencies contracts	20,057,183	(5,176,594)	14,880,589
Energy contracts	3,684,943	(1,840,984)	1,843,959
Interest rates contracts	2,945,795	(1,826,944)	1,118,851
Meats contracts	846,430	(79,680)	766,750
Metals contracts	20,402,750	(12,923,962)	7,478,788
Soft commodities contracts	3,241,903	(709,766)	2,532,137
Stock indices contracts	2,674,715	(1,650,063)	1,024,652
	$60,595,676	$(24,639,462)	$35,956,214

*The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2011, 2010, and 2009

	Years Ended December 31,
Type of contract	2011*	2010*	2009

Agriculturals contracts	$(18,592,666)	$17,978,928	$(4,428,202)
Currencies contracts	(36,493,518)	25,579,604	(3,908,974)
Energy contracts	(3,355,109)	(21,311,972)	(27,770,298)
Interest rates contracts	65,198,011	63,389,648	(33,040,510)
Meats contracts	(4,235,895)	161,046	(729,433)
Metals contracts	(4,570,962)	20,714,739	21,225,706
Soft commodities contracts	(3,246,199)	17,611,921	3,968,216
Stock indices contracts and equity options contracts	(43,401,503)	(15,583,121)	27,490,646
	$(48,697,841)	$108,540,793	$(17,192,849)

*The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in realized and change in unrealized gain (loss) from trading in the consolidated statement of operations.

Line Item in Consolidated Statement	For years ended December 31,
of Operations	2011	2010	2009

Net gain (loss) from futures and forward trading

Realized	$(24,697,561)	$86,593,970	$(26,368,046)
Change in unrealized	(27,921,376)	21,946,823	9,175,197
Total realized and changed in unrealized net gain (loss) from futures and forward trading	(52,618,937)	108,540,793	(17,192,849)
Net gain (loss) from equity options
Realized	3,921,096	—	—
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	3,921,096	—	—
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$(48,697,841)	$108,540,793	$(17,192,849)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11.  SUBSEQUENT EVENTS

The Partnership has evaluated subsequent events for potential recognition and/or disclosure.  Subsequent to December 31, 2011, there were contributions and redemptions totaling approximately $7,288,000 and $18,793,000 respectively.